Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Revenue
Schedule of rollforward of deferred revenue

	For the Years Ended December 31,
	2020	2021	2022
Deferred revenue—at beginning of the year	62,638	407,168	694,745
Additions	9,687,382	27,377,563	45,614,278
Recognition	(9,342,852)	(27,089,986)	(45,158,191)
Deferred revenue—at end of the year	407,168	694,745	1,150,832
Including: Deferred revenue, current	271,510	305,092	569,234
Deferred revenue, non‑current	135,658	389,653	581,598